COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of commitments [Table Text Block]
	Expected payments due by period as at December 31, 2017
	Less than	1 – 3	4 – 5	After 5
	1 year	years	years	years
Office premises (PC Gold acquisition)	$47,252	$-	$-	$-